UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Global Income Trust
The fund's portfolio
7/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (43.3%)(a)

		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)

Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$598,831	$617,428

U.S. Government Agency Mortgage Obligations (42.9%)

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021		130,798	133,613
5 1/2s, June 1, 2035		129,912	127,644
5 1/2s, April 1, 2020		134,915	136,270
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		386,807	407,673
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		438,317	450,527
6 1/2s, TBA, September 1, 2038		2,000,000	2,046,953
6 1/2s, TBA, August 1, 2038		2,000,000	2,052,812
6s, July 1, 2037		44,969	45,248
6s, with due dates from May 1, 2021 to October 1, 2021		361,359	369,588
6s, TBA, September 1, 2038		3,000,000	3,004,336
6s, TBA, August 1, 2035		3,000,000	3,012,891
5 1/2s, with due dates from May 1, 2009 to
March 1, 2021		407,963	411,926
5 1/2s, TBA, August 1, 2038		3,000,000	2,935,313
5 1/2s, TBA, September 1, 2034		1,000,000	976,016
5s, with due dates from May 1, 2020 to March 1, 2021		52,342	51,842
5s, TBA, September 1, 2034		23,000,000	21,783,516
5s, TBA, August 1, 2034		33,000,000	31,324,220
4s, with due dates from May 1, 2019 to
September 1, 2020		622,398	589,175
			69,859,563

Total U.S. government and agency mortgage obligations (cost $70,230,663)			$70,476,991

U.S. TREASURY OBLIGATIONS (0.5%)(a) (cost $751,323)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$787,161

COLLATERALIZED MORTGAGE OBLIGATIONS (42.2%)(a)

		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.943s, 2035		$238,138	$195,274
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 4.961s, 2036		25,000	1,472
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.335s, 2029		109,995	114,063
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		90,000	87,204
Ser. 07-2, Class A2, 5.634s, 2049		108,000	105,537
Ser. 06-4, Class A2, 5.522s, 2046		748,000	744,629
Ser. 04-3, Class A5, 5.316s, 2039		160,000	157,027
Ser. 05-6, Class A2, 5.165s, 2047		214,000	211,146
Ser. 07-5, Class XW, Interest only (IO), 0.44s, 2051		5,708,131	134,377
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035		100,000	91,177
Ser. 04-4, Class XC, IO, 0.172s, 2042		2,699,619	35,145
Ser. 06-5, Class XC, IO, 0.079s, 2016		1,911,394	22,610
Ser. 06-4, Class XC, IO, 0.075s, 2046		3,861,387	39,000
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.99s, 2036		404,060	303,045
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.389s, 2033		31,609	31,293
Ser. 05-E, Class 2, IO, 0.3s, 2035		2,326,155	9,177
Ser. 04-D, Class 2A, IO, 0.27s, 2034		862,723	944
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		121,556	122,069
Bayview Commercial Asset Trust 144A
FRB Ser. 06-CD1A, Class A1, 3.43s, 2023	CAD	2,156,013	1,863,136
Ser. 07-CD1A, IO, 1.689s, 2021 (Canada)	CAD	13,530,551	999,549
Ser. 06-CD1A, IO, 1.68s, 2023	CAD	10,327,853	635,560
Ser. 07-5A, IO, 1.55s, 2037		$1,051,551	130,813
Ser. 07-2A, IO, 1.3s, 2037		1,063,923	107,563
Ser. 07-1, Class S, IO, 1.211s, 2037		1,308,614	121,963
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		501,366	384,799
FRB Ser. 06-6, Class 2A1, 5.919s, 2036		260,916	167,866
FRB Ser. 05-7, Class 23A1, 5.694s, 2035		268,570	202,098

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.188s, 2032		100,000	93,873
Ser. 07-PW17, Class A3, 5.736s, 2050		1,047,000	992,053
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.69s, 2038		1,189,699	46,029
Ser. 06-PW14, Class X1, IO, 0.078s, 2038		1,280,986	19,356
Ser. 07-PW18, Class X1, IO, 0.058s, 2050		3,224,493	26,406
Ser. 07-PW16, Class X, IO, 0.021s, 2040		22,498,268	18,449
Broadgate Financing PLC sec. FRB Ser. D, 6.713s, 2023
(United Kingdom)	GBP	92,575	138,106
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		$362,000	361,861
Ser. 98-1, Class G, 6.56s, 2030		89,000	78,920
Ser. 98-1, Class H, 6.34s, 2030		203,000	152,526
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014		370,000	367,262
Ser. 08-C7, Class A2A, 6.034s, 2049		200,000	199,615
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.073s, 2049		6,949,326	75,194
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.196s, 2036		332,413	228,784
FRB Ser. 06-AR7, Class 2A2A, 5.661s, 2036		405,347	275,636
IFB Ser. 07-6, Class 2A5, IO, 4.189s, 2037		277,232	22,052
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		57,000	55,258
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.062s, 2044		1,714,380	12,122
Ser. 07-CD4, Class XC, IO, 0.051s, 2049		8,002,177	61,579
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	159,420
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017		199,000	191,278
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		508,208	376,074
Ser. 06-J8, Class A4, 6s, 2037		307,839	212,409
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		173,665	150,844
IFB Ser. 04-2CB, Class 1A5, IO, 5.139s, 2034		298,115	16,594
Ser. 05-24, Class 1AX, IO, 1.222s, 2035		1,261,572	26,414
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.713s, 2035		658,678	474,248
Ser. 05-9, Class 1X, IO, 3.126s, 2035		622,945	14,187
Ser. 05-2, Class 2X, IO, 1.16s, 2035		670,672	13,492
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039		328,000	324,459
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049		10,874,032	93,147
Ser. 06-C4, Class AX, IO, 0.089s, 2039		5,900,923	75,777
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		119,000	124,579
Ser. 04-C2, Class A2, 5.416s, 2036		180,000	175,525
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	353,338
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	21,870
Ser. 03-C3, Class AX, IO, 0.541s, 2038		1,683,865	63,037
Ser. 03-CK2, Class AX, IO, 0.369s, 2036		2,165,117	56,370
Ser. 04-C4, Class AX, IO, 0.247s, 2039		1,029,655	20,458
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	128,757
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	213,525
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.646s, 2014 (Ireland)	GBP	103,500	160,232
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.641s, 2014 (United Kingdom)	GBP	184,204	298,632
Fannie Mae
IFB Ser. 07-75, Class JS, 32.67s, 2037		$170,332	236,905
IFB Ser. 07-80, Class AS, 29.67s, 2037		104,843	135,769
IFB Ser. 07-1, Class NR, 28.795s, 2037		175,747	210,223
IFB Ser. 07-75, Class CS, 28.271s, 2037		109,620	148,136
IFB Ser. 06-76, Class QB, 24.833s, 2036		172,934	222,189
IFB Ser. 06-63, Class SP, 24.533s, 2036		190,049	240,037
IFB Ser. 07-W7, Class 1A4, 24.413s, 2037		97,041	116,949
IFB Ser. 07-81, Class SC, 23.033s, 2037		119,569	142,461
IFB Ser. 07-1, Class NK, 22.213s, 2037		260,775	319,714
IFB Ser. 06-104, Class ES, 21.144s, 2036		131,457	159,661
IFB Ser. 05-37, Class SU, 19.355s, 2035		172,979	204,697
IFB Ser. 06-49, Class SE, 19.155s, 2036		160,964	189,160
IFB Ser. 06-60, Class AK, 18.955s, 2036		79,365	92,868
IFB Ser. 06-60, Class TK, 18.755s, 2036		85,491	99,589
IFB Ser. 07-30, Class FS, 18.428s, 2037		262,772	293,754
IFB Ser. 07-96, Class AS, 17.844s, 2037		147,107	159,769
IFB Ser. 05-25, Class PS, 17.331s, 2035		86,892	98,220
IFB Ser. 06-8, Class PK, 16.555s, 2036		191,089	207,332
IFB Ser. 05-57, Class CD, 15.895s, 2035		95,709	106,746
IFB Ser. 05-74, Class CP, 15.725s, 2035		104,469	116,797
IFB Ser. 06-27, Class SP, 15.542s, 2036		149,438	166,741
IFB Ser. 06-8, Class HP, 15.542s, 2036		161,198	179,215
IFB Ser. 06-8, Class WK, 15.542s, 2036		255,366	282,037
IFB Ser. 05-106, Class US, 15.542s, 2035		249,698	278,843
IFB Ser. 05-99, Class SA, 15.542s, 2035		122,830	135,295
IFB Ser. 05-45, Class DA, 15.395s, 2035		250,269	276,767
IFB Ser. 05-74, Class DM, 15.359s, 2035		243,992	268,974
IFB Ser. 05-45, Class DC, 15.285s, 2035		139,039	153,247
IFB Ser. 06-60, Class CS, 15.065s, 2036		88,010	91,669
IFB Ser. 05-57, Class DC, 13.776s, 2034		154,454	166,832
IFB Ser. 05-74, Class SK, 13.362s, 2035		194,313	210,004

IFB Ser. 05-74, Class CS, 13.252s, 2035	119,095	128,137
IFB Ser. 04-79, Class S, 13.032s, 2032	74,412	77,997
IFB Ser. 05-45, Class PC, 12.866s, 2034	63,510	67,764
Ser. 02-T4, Class A4, 9 1/2s, 2041	294,379	326,402
Ser. 01-T10, Class A2, 7 1/2s, 2041	113,702	120,847
Ser. 02-T4, Class A3, 7 1/2s, 2041	99,378	105,609
Ser. 01-T12, Class A2, 7 1/2s, 2041	120,164	127,632
Ser. 99-T2, Class A1, 7 1/2s, 2039	222,128	240,247
Ser. 00-T6, Class A1, 7 1/2s, 2030	100,715	107,115
Ser. 02-26, Class A1, 7s, 2048	83,656	88,282
Ser. 03-W8, Class 2A, 7s, 2042	317,560	335,914
Ser. 02-T16, Class A2, 7s, 2042	472,304	499,751
Ser. 02-14, Class A1, 7s, 2042	132,561	139,633
Ser. 383, Class 80, IO, 7s, 2037	85,260	21,128
Ser. 386, Class 14, IO, 6 1/2s, 2038	308,284	74,935
Ser. 386, Class 12, IO, 6 1/2s, 2038	201,704	48,396
Ser. 383, Class 60, IO, 6 1/2s, 2037	178,204	46,573
Ser. 383, Class 64, IO, 6 1/2s, 2037	83,277	21,542
Ser. 383, Class 58, IO, 6 1/2s, 2037	83,049	21,259
Ser. 383, Class 72, IO, 6 1/2s, 2037	198,724	50,335
Ser. 381, Class 14, IO, 6 1/2s, 2037	125,566	29,464
Ser. 381, Class 15, IO, 6 1/2s, 2037	84,651	20,002
Ser. 383, Class 73, IO, 6 1/2s, 2037	87,047	21,873
Ser. 383, Class 70, IO, 6 1/2s, 2037	105,189	26,450
Ser. 371, Class 2, IO, 6 1/2s, 2036	4,505,274	1,300,572
Ser. 389, Class 6, IO, 6s, 2038	99,410	26,159
Ser. 386, Class 8, IO, 6s, 2038	664,895	157,512
Ser. 383, Class 40, IO, 6s, 2038	341,366	84,118
Ser. 383, Class 41, IO, 6s, 2038	300,216	73,930
Ser. 383, Class 42, IO, 6s, 2038	216,924	53,590
Ser. 383, Class 43, IO, 6s, 2038	195,601	48,417
Ser. 383, Class 44, IO, 6s, 2038	178,893	44,195
Ser. 383, Class 45, IO, 6s, 2038	138,197	34,430
Ser. 383, Class 46, IO, 6s, 2038	120,208	29,948
Ser. 383, Class 47, IO, 6s, 2038	106,073	26,427
Ser. 383, Class 48, IO, 6s, 2038	95,568	23,856
Ser. 386, Class 9, IO, 6s, 2038	171,870	41,842
Ser. 383, Class 28, IO, 6s, 2038	358,126	90,772
Ser. 383, Class 29, IO, 6s, 2038	1,208,665	306,730
Ser. 383, Class 30, IO, 6s, 2038	238,080	60,532
Ser. 383, Class 31, IO, 6s, 2038	209,794	53,340
Ser. 383, Class 32, IO, 6s, 2038	162,825	41,526
Ser. 383, Class 33, IO, 6s, 2038	138,998	35,385
Ser. 386, Class 7, IO, 6s, 2038	209,826	54,132
Ser. 383, Class 50, IO, 6s, 2037	85,547	21,013
Ser. 386, Class 6, IO, 6s, 2037	100,883	25,121
Ser. 372, Class 2, IO, 6s, 2036	203,413	56,702
Ser. 383, Class 98, IO, 6s, 2022	77,289	13,146
Ser. 383, Class 18, IO, 5 1/2s, 2038	188,679	46,248
Ser. 383, Class 19, IO, 5 1/2s, 2038	172,092	42,182
Ser. 386, Class 3, IO, 5 1/2s, 2037	104,070	25,338
Ser. 383, Class 14, IO, 5 1/2s, 2037	92,945	22,979
Ser. 383, Class 3, IO, 5 1/2s, 2037	297,469	74,161
Ser. 383, Class 4, IO, 5 1/2s, 2037	262,287	65,390
Ser. 383, Class 5, IO, 5 1/2s, 2037	167,117	41,663
Ser. 383, Class 6, IO, 5 1/2s, 2037	149,463	37,304
Ser. 383, Class 7, IO, 5 1/2s, 2037	147,664	36,785
Ser. 383, Class 20, IO, 5 1/2s, 2037	106,051	26,419
Ser. 383, Class 21, IO, 5 1/2s, 2037	100,477	25,030
Ser. 383, Class 22, IO, 5 1/2s, 2037	92,888	23,095
Ser. 379, Class 2, IO, 5 1/2s, 2037	99,952	27,937
Ser. 363, Class 2, IO, 5 1/2s, 2035	482,980	133,538
Ser. 383, Class 95, IO, 5 1/2s, 2022	85,688	14,848
IFB Ser. 07-W6, Class 6A2, IO, 5.339s, 2037	136,525	15,023
IFB Ser. 04-51, Class XP, IO, 5.239s, 2034	382,728	47,976
IFB Ser. 03-66, Class SA, IO, 5.189s, 2033	206,007	24,182
IFB Ser. 04-17, Class ST, IO, 5.139s, 2034	49,800	6,060
IFB Ser. 08-7, Class SA, IO, 5.089s, 2038	753,172	97,464
IFB Ser. 07-W6, Class 5A2, IO, 4.829s, 2037	199,298	21,662
IFB Ser. 07-W4, Class 4A2, IO, 4.819s, 2037	931,012	95,963
IFB Ser. 07-W2, Class 3A2, IO, 4.819s, 2037	258,842	26,575
IFB Ser. 06-115, Class BI, IO, 4.799s, 2036	226,882	17,526
IFB Ser. 05-113, Class DI, IO, 4.769s, 2036	3,456,736	343,913
IFB Ser. 08-36, Class YI, IO, 4.739s, 2036	571,035	63,429
IFB Ser. 05-52, Class DC, IO, 4.739s, 2035	107,301	11,851
IFB Ser. 07-60, Class AX, IO, 4.689s, 2037	1,529,777	161,590
IFB Ser. 06-60, Class SI, IO, 4.689s, 2036	253,907	27,768
IFB Ser. 06-60, Class UI, IO, 4.689s, 2036	102,717	10,083
IFB Ser. 04-89, Class EI, IO, 4.689s, 2034	789,345	82,050
IFB Ser. 04-24, Class CS, IO, 4.689s, 2034	293,479	32,682
IFB Ser. 07-W7, Class 3A2, IO, 4.669s, 2037	354,986	34,809
IFB Ser. 03-122, Class SA, IO, 4.639s, 2028	369,653	25,241
IFB Ser. 03-122, Class SJ, IO, 4.639s, 2028	383,443	26,674
IFB Ser. 04-60, Class SW, IO, 4.589s, 2034	552,598	58,395
IFB Ser. 03-130, Class BS, IO, 4.589s, 2033	768,360	75,247
IFB Ser. 05-65, Class KI, IO, 4.539s, 2035	392,799	34,737
IFB Ser. 03-34, Class WS, IO, 4.539s, 2029	740,818	65,307
IFB Ser. 08-10, Class LI, IO, 4.519s, 2038	740,164	77,389
IFB Ser. 08-01, Class GI, IO, 4.499s, 2037	1,034,317	114,210
IFB Ser. 07-39, Class LI, IO, 4.309s, 2037	399,638	37,954
IFB Ser. 07-54, Class CI, IO, 4.299s, 2037	184,680	18,044
IFB Ser. 07-39, Class PI, IO, 4.299s, 2037	160,248	11,043
IFB Ser. 07-30, Class WI, IO, 4.299s, 2037	706,080	59,525
IFB Ser. 07-28, Class SE, IO, 4.289s, 2037	177,486	17,193
IFB Ser. 06-128, Class SH, IO, 4.289s, 2037	97,264	8,332

IFB Ser. 06-56, Class SM, IO, 4.289s, 2036	238,213	19,970
IFB Ser. 05-73, Class SI, IO, 4.289s, 2035	119,407	9,665
IFB Ser. 05-12, Class SC, IO, 4.289s, 2035	230,438	18,775
IFB Ser. 05-17, Class ES, IO, 4.289s, 2035	237,620	19,706
IFB Ser. 05-17, Class SY, IO, 4.289s, 2035	110,173	9,139
IFB Ser. 07-W5, Class 2A2, IO, 4.279s, 2037	97,414	7,988
IFB Ser. 07-30, Class IE, IO, 4.279s, 2037	478,755	53,094
IFB Ser. 06-123, Class CI, IO, 4.279s, 2037	400,693	38,049
IFB Ser. 06-123, Class UI, IO, 4.279s, 2037	558,616	52,053
IFB Ser. 05-82, Class SY, IO, 4.269s, 2035	462,304	37,505
IFB Ser. 05-45, Class EW, IO, 4.259s, 2035	761,859	61,957
IFB Ser. 05-45, Class SR, IO, 4.259s, 2035	653,458	53,087
IFB Ser. 07-15, Class BI, IO, 4.239s, 2037	912,465	83,481
IFB Ser. 06-126, Class CS, IO, 4.239s, 2037	266,221	24,328
IFB Ser. 06-16, Class SM, IO, 4.239s, 2036	166,523	14,934
IFB Ser. 05-95, Class CI, IO, 4.239s, 2035	273,073	26,761
IFB Ser. 05-84, Class SG, IO, 4.239s, 2035	443,005	42,054
IFB Ser. 05-57, Class NI, IO, 4.239s, 2035	89,365	7,332
IFB Ser. 05-54, Class SA, IO, 4.239s, 2035	452,977	38,362
IFB Ser. 05-23, Class SG, IO, 4.239s, 2035	355,982	32,959
IFB Ser. 05-29, Class SX, IO, 4.239s, 2035	306,195	27,686
IFB Ser. 05-29, Class SY, IO, 4.239s, 2035	1,072,011	97,405
IFB Ser. 05-17, Class SA, IO, 4.239s, 2035	310,778	30,559
IFB Ser. 05-17, Class SE, IO, 4.239s, 2035	337,150	30,120
IFB Ser. 05-57, Class DI, IO, 4.239s, 2035	733,141	61,207
IFB Ser. 04-92, Class S, IO, 4.239s, 2034	975,186	87,294
IFB Ser. 06-104, Class EI, IO, 4.229s, 2036	379,854	34,348
IFB Ser. 05-83, Class QI, IO, 4.229s, 2035	81,812	8,484
IFB Ser. 06-128, Class GS, IO, 4.219s, 2037	206,580	19,557
IFB Ser. 06-114, Class IS, IO, 4.189s, 2036	198,045	17,775
IFB Ser. 06-116, Class LS, IO, 4.189s, 2036	83,696	7,821
IFB Ser. 04-92, Class SQ, IO, 4.189s, 2034	406,053	38,869
IFB Ser. 06-115, Class IE, IO, 4.179s, 2036	154,258	12,779
IFB Ser. 06-117, Class SA, IO, 4.179s, 2036	228,373	19,874
IFB Ser. 06-109, Class SH, IO, 4.159s, 2036	205,709	19,577
IFB Ser. 06-111, Class SA, IO, 4.159s, 2036	1,327,370	123,693
Ser. 06-104, Class SG, IO, 4.139s, 2036	74,737	5,758
IFB Ser. 07-W6, Class 4A2, IO, 4.139s, 2037	809,388	74,706
IFB Ser. 06-128, Class SC, IO, 4.139s, 2037	191,866	16,777
IFB Ser. 06-43, Class SI, IO, 4.139s, 2036	847,586	74,984
IFB Ser. 06-44, Class IS, IO, 4.139s, 2036	105,557	8,944
IFB Ser. 06-8, Class JH, IO, 4.139s, 2036	696,080	65,259
IFB Ser. 06-8, Class PS, IO, 4.139s, 2036	443,970	45,180
IFB Ser. 05-122, Class SG, IO, 4.139s, 2035	168,271	14,772
IFB Ser. 06-92, Class LI, IO, 4.119s, 2036	225,053	19,798
IFB Ser. 06-85, Class TS, IO, 4.099s, 2036	300,579	24,462
IFB Ser. 06-61, Class SE, IO, 4.089s, 2036	114,590	8,663
IFB Ser. 07-75, Class PI, IO, 4.079s, 2037	278,653	22,727
IFB Ser. 07-76, Class SA, IO, 4.079s, 2037	298,092	28,064
IFB Ser. 07-W7, Class 2A2, IO, 4.069s, 2037	633,463	56,591
IFB Ser. 07-88, Class MI, IO, 4.059s, 2037	187,657	13,804
IFB Ser. 08-10, Class AI, IO, 4.039s, 2038	762,885	45,113
IFB Ser. 07-116, Class IA, IO, 4.039s, 2037	971,248	83,430
IFB Ser. 07-103, Class AI, IO, 4.039s, 2037	1,070,472	90,634
IFB Ser. 07-1, Class NI, IO, 4.039s, 2037	623,941	48,494
IFB Ser. 03-124, Class ST, IO, 4.039s, 2034	137,577	9,502
IFB Ser. 07-15, Class NI, IO, 4.039s, 2022	310,820	23,978
IFB Ser. 07-106, Class SM, IO, 3.999s, 2037	530,077	42,428
IFB Ser. 08-3, Class SC, IO, 3.989s, 2038	100,990	8,320
IFB Ser. 07-109, Class XI, IO, 3.989s, 2037	194,455	16,850
IFB Ser. 07-109, Class YI, IO, 3.989s, 2037	240,660	18,294
IFB Ser. 07-W8, Class 2A2, IO, 3.989s, 2037	464,096	39,424
IFB Ser. 07-88, Class JI, IO, 3.989s, 2037	172,362	14,416
IFB Ser. 06-79, Class SH, IO, 3.989s, 2036	379,106	33,447
IFB Ser. 07-54, Class KI, IO, 3.979s, 2037	121,280	7,048
IFB Ser. 07-30, Class JS, IO, 3.979s, 2037	405,227	33,811
IFB Ser. 07-W2, Class 1A2, IO, 3.969s, 2037	208,454	18,731
IFB Ser. 07-106, Class SN, IO, 3.949s, 2037	270,461	21,149
IFB Ser. 07-54, Class IA, IO, 3.949s, 2037	215,925	18,350
IFB Ser. 07-54, Class IB, IO, 3.949s, 2037	215,925	18,350
IFB Ser. 07-54, Class IC, IO, 3.949s, 2037	215,925	18,350
IFB Ser. 07-54, Class ID, IO, 3.949s, 2037	215,925	18,350
IFB Ser. 07-54, Class IE, IO, 3.949s, 2037	215,925	18,350
IFB Ser. 07-54, Class IF, IO, 3.949s, 2037	320,803	27,135
IFB Ser. 07-54, Class NI, IO, 3.949s, 2037	193,834	16,952
IFB Ser. 07-54, Class UI, IO, 3.949s, 2037	265,114	25,133
IFB Ser. 07-109, Class AI, IO, 3.939s, 2037	974,528	84,485
IFB Ser. 07-91, Class AS, IO, 3.939s, 2037	182,300	14,417
IFB Ser. 07-91, Class HS, IO, 3.939s, 2037	193,423	15,111
IFB Ser. 07-15, Class CI, IO, 3.919s, 2037	743,780	62,395
IFB Ser. 06-123, Class BI, IO, 3.919s, 2037	891,337	73,388
IFB Ser. 06-115, Class JI, IO, 3.919s, 2036	539,736	45,318
IFB Ser. 07-109, Class PI, IO, 3.889s, 2037	265,678	21,720
IFB Ser. 06-123, Class LI, IO, 3.859s, 2037	359,806	28,954
IFB Ser. 08-1, Class NI, IO, 3.789s, 2037	469,990	34,610
IFB Ser. 07-116, Class BI, IO, 3.789s, 2037	899,098	66,018
IFB Ser. 08-01, Class AI, IO, 3.789s, 2037	1,256,638	104,147
IFB Ser. 08-10, Class GI, IO, 3.769s, 2038	169,984	10,897
IFB Ser. 08-13, Class SA, IO, 3.759s, 2038	1,185,637	88,214
IFB Ser. 08-1, Class HI, IO, 3.739s, 2037	586,757	47,250
IFB Ser. 07-39, Class AI, IO, 3.659s, 2037	374,262	27,166
IFB Ser. 07-32, Class SD, IO, 3.649s, 2037	253,997	19,020
IFB Ser. 07-30, Class UI, IO, 3.639s, 2037	210,228	15,815
IFB Ser. 07-32, Class SC, IO, 3.639s, 2037	338,375	25,694
IFB Ser. 07-1, Class CI, IO, 3.639s, 2037	245,197	18,131

IFB Ser. 05-74, Class SE, IO, 3.639s, 2035	863,924	53,148
IFB Ser. 05-82, Class SI, IO, 3.639s, 2035	884,367	56,125
IFB Ser. 05-14, Class SE, IO, 3.589s, 2035	378,096	25,186
IFB Ser. 05-58, Class IK, IO, 3.539s, 2035	337,414	30,141
IFB Ser. 08-1, Class BI, IO, 3.449s, 2038	1,516,244	92,791
IFB Ser. 07-75, Class ID, IO, 3.409s, 2037	232,246	16,715
Ser. 03-W10, Class 1, IO, 1.918s, 2043	926,034	51,863
Ser. 03-W8, Class 12, IO, 1.636s, 2042	1,995,135	108,315
FRB Ser. 03-W17, Class 12, IO, 1.148s, 2033	955,827	33,640
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	776,070	49,327
Ser. 02-T18, IO, 0.514s, 2042	5,539,118	92,459
Ser. 02-T4, IO, 0.45s, 2041	307,251	3,803
Ser. 02-26, IO, 0.234s, 2048	13,829,725	108,934
Ser. 08-33, Principal only (PO), zero %, 2038	97,210	66,075
Ser. 07-64, Class LO, PO, zero %, 2037	120,769	86,774
Ser. 06-81, Class OP, PO, zero %, 2036	78,229	55,998
Ser. 04-38, Class AO, PO, zero %, 2034	361,650	258,109
Ser. 04-61, Class CO, PO, zero %, 2031	221,834	181,296
Ser. 07-15, Class IM, IO, zero %, 2009	229,822	146
Ser. 07-16, Class TS, IO, zero %, 2009	938,365	3,291
FRB Ser. 06-115, Class SN, zero %, 2036	116,125	110,916
FRB Ser. 05-65, Class ER, zero %, 2035	192,458	164,452
FRB Ser. 05-57, Class UL, zero %, 2035	173,859	153,627
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A5, 7 1/2s, 2042	35,615	37,913
Ser. T-60, Class 1A2, 7s, 2044	375,439	397,501
Ser. T-41, Class 2A, 7s, 2032	23,991	25,257
IFB Ser. T-56, Class 2ASI, IO, 5.639s, 2043	142,532	16,614
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	225,000	168,750
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.045s, 2039	90,884	90,884
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.74s, 2035	160,207	115,349
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	220,931
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	101,612
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	272,699
Freddie Mac
IFB Ser. 3339, Class WS, 28.157s, 2037	103,255	138,969
IFB Ser. 3339, Class JS, 26.861s, 2037	90,422	115,490
IFB Ser. 3153, Class SX, 20.963s, 2036	123,919	149,292
IFB Ser. 3202, Class HM, 20.962s, 2036	79,869	96,393
IFB Ser. 3153, Class JS, 20.813s, 2036	78,267	89,069
IFB Ser. 3182, Class PS, 18.77s, 2032	150,871	180,556
IFB Ser. 3182, Class SP, 18.77s, 2032	79,835	90,010
IFB Ser. 3393, Class JS, 18.204s, 2032	117,000	119,897
IFB Ser. 3081, Class DC, 18.101s, 2035	98,909	111,123
IFB Ser. 3211, Class SI, IO, 17.333s, 2036	108,826	42,526
IFB Ser. 3360, Class SC, 16.546s, 2037	139,674	146,394
IFB Ser. 3408, Class EK, 15.904s, 2037	390,368	411,730
IFB Ser. 2976, Class KL, 15.372s, 2035	193,259	210,707
IFB Ser. 2990, Class DP, 15.263s, 2034	159,930	174,330
IFB Ser. 3153, Class UT, 15.006s, 2036	80,721	84,841
IFB Ser. 3149, Class SU, 12.904s, 2036	78,945	80,499
IFB Ser. 3065, Class DC, 12.488s, 2035	163,158	165,213
IFB Ser. 3012, Class FS, 10.731s, 2035	75,814	75,729
IFB Ser. 2990, Class WP, 10.688s, 2035	111,414	113,439
IFB Ser. 2990, Class LB, 10.665s, 2034	197,538	194,638
IFB Ser. 3031, Class BS, 10.581s, 2035	218,620	216,087
IFB Ser. 2927, Class SI, IO, 6.043s, 2035	262,179	34,190
IFB Ser. 2828, Class GI, IO, 5.043s, 2034	306,272	34,851
IFB Ser. 3184, Class SP, IO, 4.893s, 2033	289,890	27,395
IFB Ser. 2869, Class SH, IO, 4.843s, 2034	141,831	11,596
IFB Ser. 2869, Class JS, IO, 4.793s, 2034	671,834	54,849
IFB Ser. 2882, Class LS, IO, 4.743s, 2034	287,892	30,446
IFB Ser. 3203, Class SH, IO, 4.683s, 2036	164,276	18,369
IFB Ser. 2815, Class PT, IO, 4.593s, 2032	308,167	25,630
IFB Ser. 2594, Class SE, IO, 4.593s, 2030	246,681	20,078
IFB Ser. 2828, Class TI, IO, 4.593s, 2030	138,534	11,508
IFB Ser. 3397, Class GS, IO, 4.543s, 2037	176,709	15,189
IFB Ser. 3297, Class BI, IO, 4.303s, 2037	644,875	61,826
IFB Ser. 3287, Class SD, IO, 4.293s, 2037	257,191	23,515
IFB Ser. 3281, Class BI, IO, 4.293s, 2037	124,234	11,276
IFB Ser. 3281, Class CI, IO, 4.293s, 2037	279,714	25,508
IFB Ser. 3249, Class SI, IO, 4.293s, 2036	90,979	8,817
IFB Ser. 3028, Class ES, IO, 4.293s, 2035	737,054	67,131
IFB Ser. 2922, Class SE, IO, 4.293s, 2035	371,788	28,560
IFB Ser. 3045, Class DI, IO, 4.273s, 2035	170,206	13,988
IFB Ser. 3236, Class ES, IO, 4.243s, 2036	191,423	14,333
IFB Ser. 3136, Class NS, IO, 4.243s, 2036	180,264	14,530
IFB Ser. 3118, Class SD, IO, 4.243s, 2036	597,424	43,757
IFB Ser. 3107, Class DC, IO, 4.243s, 2035	362,638	34,044
IFB Ser. 2927, Class ES, IO, 4.243s, 2035	204,883	14,906
IFB Ser. 2950, Class SM, IO, 4.243s, 2016	391,665	32,991
IFB Ser. 3256, Class S, IO, 4.233s, 2036	314,604	29,959
IFB Ser. 3031, Class BI, IO, 4.232s, 2035	148,484	15,116
IFB Ser. 3370, Class TS, IO, 4.213s, 2037	634,093	51,669
IFB Ser. 3244, Class SB, IO, 4.203s, 2036	178,206	16,144
IFB Ser. 3244, Class SG, IO, 4.203s, 2036	208,004	19,174
IFB Ser. 3236, Class IS, IO, 4.193s, 2036	323,084	28,600
IFB Ser. 3033, Class SG, IO, 4.193s, 2035	160,331	14,396

IFB Ser. 2962, Class BS, IO, 4.193s, 2035	879,284	74,060
IFB Ser. 3114, Class TS, IO, 4.193s, 2030	944,471	68,726
IFB Ser. 3128, Class JI, IO, 4.173s, 2036	163,086	15,135
IFB Ser. 2990, Class LI, IO, 4.173s, 2034	295,376	28,368
IFB Ser. 3240, Class S, IO, 4.163s, 2036	631,106	56,969
IFB Ser. 3153, Class JI, IO, 4.163s, 2036	316,663	25,277
IFB Ser. 3065, Class DI, IO, 4.163s, 2035	112,229	11,113
IFB Ser. 3145, Class GI, IO, 4.143s, 2036	133,946	12,872
IFB Ser. 3114, Class GI, IO, 4.143s, 2036	152,681	15,821
IFB Ser. 3339, Class JI, IO, 4.133s, 2037	670,137	53,410
IFB Ser. 3218, Class AS, IO, 4.123s, 2036	226,054	19,954
IFB Ser. 3221, Class SI, IO, 4.123s, 2036	260,761	22,479
IFB Ser. 3153, Class UI, IO, 4.113s, 2036	492,188	51,505
IFB Ser. 3424, Class XI, IO, 4.113s, 2036	642,752	56,169
IFB Ser. 3202, Class PI, IO, 4.083s, 2036	721,655	62,583
IFB Ser. 3355, Class MI, IO, 4.043s, 2037	195,034	15,675
IFB Ser. 3201, Class SG, IO, 4.043s, 2036	330,806	28,498
IFB Ser. 3203, Class SE, IO, 4.043s, 2036	298,192	25,359
IFB Ser. 3238, Class LI, IO, 4.033s, 2036	329,086	27,582
IFB Ser. 3171, Class PS, IO, 4.028s, 2036	291,016	23,677
IFB Ser. 3366, Class SA, IO, 3.993s, 2037	609,605	50,965
IFB Ser. 3284, Class BI, IO, 3.993s, 2037	203,729	16,665
IFB Ser. 3260, Class SA, IO, 3.993s, 2037	221,016	16,977
IFB Ser. 3281, Class AI, IO, 3.973s, 2037	759,340	65,019
IFB Ser. 3311, Class EI, IO, 3.953s, 2037	217,084	18,497
IFB Ser. 3311, Class IA, IO, 3.953s, 2037	305,884	26,555
IFB Ser. 3311, Class IB, IO, 3.953s, 2037	305,884	26,669
IFB Ser. 3311, Class IC, IO, 3.953s, 2037	305,884	26,555
IFB Ser. 3311, Class ID, IO, 3.953s, 2037	305,884	26,555
IFB Ser. 3311, Class IE, IO, 3.953s, 2037	441,833	38,358
IFB Ser. 3311, Class PI, IO, 3.953s, 2037	428,060	36,116
IFB Ser. 3375, Class MS, IO, 3.943s, 2037	843,001	67,567
IFB Ser. 3240, Class GS, IO, 3.923s, 2036	372,742	30,907
IFB Ser. 3416, Class BI, IO, 3.793s, 2038	1,275,792	101,568
IFB Ser. 3339, Class TI, IO, 3.683s, 2037	358,677	27,450
IFB Ser. 3284, Class CI, IO, 3.663s, 2037	571,739	42,908
IFB Ser. 3016, Class SQ, IO, 3.653s, 2035	282,752	17,877
IFB Ser. 3424, Class UI, IO, 3.303s, 2037	449,272	28,507
Ser. 3300, PO, zero %, 2037	95,403	70,297
Ser. 239, PO, zero %, 2036	723,105	522,837
Ser. 2587, Class CO, PO, zero %, 2032	99,407	77,809
FRB Ser. 3327, Class YF, zero %, 2037	144,675	136,666
FRB Ser. 3241, Class FH, zero %, 2036	81,362	68,324
FRB Ser. 3130, Class JF, zero %, 2036	75,675	68,942
FRB Ser. 3326, Class WF, zero %, 2035	270,956	227,984
FRB Ser. 3003, Class XF, zero %, 2035	188,273	160,318
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.787s, 2033	41,000	41,463
Ser. 07-C1, Class XC, IO, 0.067s, 2019	16,551,028	89,581
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 44.902s, 2037	112,945	185,692
IFB Ser. 07-38, Class AS, 32s, 2037	247,295	343,133
IFB Ser. 07-44, Class SP, 23.592s, 2036	106,436	134,417
IFB Ser. 05-84, Class SL, 12.633s, 2035	209,680	210,935
IFB Ser. 05-7, Class JM, 11.316s, 2034	185,265	192,955
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	194,310	49,459
IFB Ser. 08-29, Class SA, IO, 5.322s, 2038	1,024,932	102,662
IFB Ser. 06-69, Class SI, IO, 4.922s, 2036	395,058	41,854
IFB Ser. 06-61, Class SM, IO, 4.922s, 2036	331,651	28,760
IFB Ser. 06-62, Class SI, IO, 4.922s, 2036	233,342	21,260
IFB Ser. 07-1, Class SL, IO, 4.902s, 2037	108,049	10,114
IFB Ser. 07-1, Class SM, IO, 4.892s, 2037	108,049	10,083
IFB Ser. 06-62, Class SA, IO, 4.882s, 2036	277,693	25,261
IFB Ser. 06-64, Class SB, IO, 4.882s, 2036	275,583	27,074
IFB Ser. 05-68, Class PU, IO, 4.842s, 2032	333,076	36,874
IFB Ser. 04-59, Class SC, IO, 4.74s, 2034	145,228	14,979
IFB Ser. 04-26, Class IS, IO, 4.74s, 2034	295,300	19,617
IFB Ser. 07-49, Class NY, IO, 4.642s, 2035	887,268	79,206
IFB Ser. 07-47, Class SA, IO, 4.64s, 2036	370,614	39,781
IFB Ser. 07-36, Class SW, IO, 4.442s, 2035	279,869	22,716
IFB Ser. 07-35, Class NY, IO, 4.44s, 2035	385,000	32,227
IFB Ser. 07-26, Class SG, IO, 4.392s, 2037	344,104	30,858
IFB Ser. 07-9, Class BI, IO, 4.362s, 2037	694,307	57,171
IFB Ser. 07-31, Class CI, IO, 4.352s, 2037	150,491	11,929
IFB Ser. 07-25, Class SA, IO, 4.342s, 2037	241,452	18,507
IFB Ser. 07-25, Class SB, IO, 4.342s, 2037	471,126	38,639
IFB Ser. 07-22, Class S, IO, 4.342s, 2037	189,577	18,110
IFB Ser. 07-11, Class SA, IO, 4.342s, 2037	183,313	15,940
IFB Ser. 07-14, Class SB, IO, 4.342s, 2037	174,431	15,213
IFB Ser. 06-69, Class SA, IO, 4.342s, 2036	760,377	67,333
IFB Ser. 05-84, Class AS, IO, 4.342s, 2035	563,734	51,044
IFB Ser. 07-26, Class SD, IO, 4.34s, 2037	341,162	28,237
IFB Ser. 07-40, Class SB, IO, 4.292s, 2037	773,010	62,212
IFB Ser. 07-51, Class SJ, IO, 4.292s, 2037	230,542	20,486
IFB Ser. 07-53, Class SY, IO, 4.277s, 2037	657,062	62,889
IFB Ser. 07-58, Class PS, IO, 4.242s, 2037	825,464	68,102
IFB Ser. 04-88, Class S, IO, 4.242s, 2032	323,581	22,212
IFB Ser. 07-59, Class PS, IO, 4.212s, 2037	179,094	14,488
IFB Ser. 07-59, Class SP, IO, 4.212s, 2037	96,808	7,967
IFB Ser. 06-38, Class SG, IO, 4.192s, 2033	707,242	53,781
IFB Ser. 07-48, Class SB, IO, 4.19s, 2037	282,794	19,985
IFB Ser. 07-53, Class SG, IO, 4.142s, 2037	135,862	9,860
IFB Ser. 07-51, Class SG, IO, 4.122s, 2037	1,166,149	88,093
IFB Ser. 07-74, Class SI, IO, 4.11s, 2037	410,182	31,533
IFB Ser. 08-3, Class SA, IO, 4.092s, 2038	416,145	28,161

IFB Ser. 07-79, Class SY, IO, 4.092s, 2037	939,462	63,354
IFB Ser. 07-64, Class AI, IO, 4.092s, 2037	320,848	23,678
IFB Ser. 07-53, Class ES, IO, 4.092s, 2037	203,791	12,075
IFB Ser. 07-17, Class AI, IO, 4.09s, 2037	787,447	60,541
IFB Ser. 07-78, Class SA, IO, 4.07s, 2037	685,298	48,856
IFB Ser. 08-2, Class SB, IO, 4.062s, 2038	1,320,271	86,494
IFB Ser. 07-10, Class SB, IO, 4.062s, 2037	2,109,058	168,408
IFB Ser. 08-4, Class SA, IO, 4.058s, 2038	2,051,186	137,109
IFB Ser. 07-9, Class DI, IO, 4.052s, 2037	353,976	26,249
IFB Ser. 07-57, Class QA, IO, 4.042s, 2037	470,613	33,702
IFB Ser. 07-58, Class SA, IO, 4.042s, 2037	1,332,126	89,199
IFB Ser. 07-58, Class SC, IO, 4.042s, 2037	371,531	23,581
IFB Ser. 07-59, Class SA, IO, 4.042s, 2037	1,416,340	100,621
IFB Ser. 07-61, Class SA, IO, 4.042s, 2037	254,009	18,380
IFB Ser. 07-53, Class SC, IO, 4.042s, 2037	217,510	13,037
IFB Ser. 06-26, Class S, IO, 4.042s, 2036	2,151,982	171,819
IFB Ser. 08-2, Class SM, IO, 4.04s, 2038	996,180	74,585
IFB Ser. 07-9, Class AI, IO, 4.04s, 2037	293,133	24,856
IFB Ser. 07-58, Class SD, IO, 4.032s, 2037	316,965	19,857
IFB Ser. 08-9, Class SK, IO, 4.022s, 2038	1,074,869	89,370
IFB Ser. 07-59, Class SD, IO, 4.012s, 2037	120,642	7,900
IFB Ser. 07-36, Class SG, IO, 4.012s, 2037	5,308,715	401,472
IFB Ser. 06-49, Class SA, IO, 4.002s, 2036	905,878	67,350
IFB Ser. 08-40, Class SA, IO, 3.94s, 2038	2,616,640	194,094
IFB Ser. 05-71, Class SA, IO, 3.9s, 2035	687,426	50,262
IFB Ser. 05-65, Class SI, IO, 3.892s, 2035	161,911	12,532
IFB Ser. 06-16, Class SX, IO, 3.832s, 2036	753,685	56,935
IFB Ser. 07-17, Class IB, IO, 3.792s, 2037	154,069	10,330
IFB Ser. 06-14, Class S, IO, 3.792s, 2036	278,150	20,028
IFB Ser. 05-57, Class PS, IO, 3.792s, 2035	467,452	42,038
IFB Ser. 06-11, Class ST, IO, 3.782s, 2036	176,431	12,570
IFB Ser. 07-27, Class SD, IO, 3.742s, 2037	171,694	12,926
IFB Ser. 07-19, Class SJ, IO, 3.742s, 2037	294,413	18,307
IFB Ser. 07-23, Class ST, IO, 3.742s, 2037	372,933	22,450
IFB Ser. 07-9, Class CI, IO, 3.742s, 2037	462,793	30,222
IFB Ser. 07-7, Class EI, IO, 3.742s, 2037	174,382	10,817
IFB Ser. 07-7, Class JI, IO, 3.742s, 2037	489,001	33,406
IFB Ser. 07-1, Class S, IO, 3.742s, 2037	386,797	24,128
IFB Ser. 07-3, Class SA, IO, 3.742s, 2037	369,180	22,970
IFB Ser. 07-25, Class KS, IO, 3.74s, 2037	313,694	24,197
IFB Ser. 07-21, Class S, IO, 3.74s, 2037	395,553	25,416
IFB Ser. 05-17, Class S, IO, 3.722s, 2035	383,284	34,642
IFB Ser. 07-31, Class AI, IO, 3.72s, 2037	234,264	21,355
IFB Ser. 07-62, Class S, IO, 3.69s, 2037	467,235	35,559
IFB Ser. 05-3, Class SN, IO, 3.642s, 2035	1,044,713	72,069
IFB Ser. 07-43, Class SC, IO, 3.64s, 2037	261,873	16,093
IFB Ser. 04-41, Class SG, IO, 3.542s, 2034	1,071,325	43,667
FRB Ser. 07-49, Class UF, zero %, 2037	40,797	37,255
FRB Ser. 07-33, Class TB, zero %, 2037	490,391	413,108
FRB Ser. 07-35, Class UF, zero %, 2037	61,696	61,592
FRB Ser. 07-6, Class TD, zero %, 2037	483,017	414,357
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 4.041s, 2045	441,489	8,830
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	170,000	164,556
Ser. 06-GG6, Class A2, 5.506s, 2038	272,000	270,945
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	99,000	98,478
Ser. 03-C1, Class X1, IO, 0.209s, 2040	4,874,831	96,522
Ser. 06-GG8, Class X, IO, 0.672s, 2039	2,049,114	63,635
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.133s, 2037	706,009	550,687
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.571s, 2037	387,120	324,893
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.335s, 2036	117,296	91,773
FRB Ser. 07-AR15, Class 1A1, 6.244s, 2037	394,412	283,977
FRB Ser. 07-AR9, Class 2A1, 6.064s, 2037	390,745	281,337
FRB Ser. 07-AR11, Class 1A1, 5.649s, 2037	369,678	225,504
FRB Ser. 05-AR31, Class 3A1, 5.639s, 2036	831,409	581,986
FRB Ser. 05-AR5, Class 4A1, 5.463s, 2035	330,302	266,251
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.069s, 2036	294,599	227,536
FRB Ser. 06-A1, Class 5A1, 5.945s, 2036	271,297	206,185
FRB Ser. 06-A6, Class 1A1, 2.621s, 2036	187,179	130,396
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	14,000	12,713
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	72,000	69,481
Ser. 07-CB20, Class A3, 5.863s, 2051	422,000	402,626
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	213,000	203,134
Ser. 06-CB15, Class A4, 5.814s, 2043	317,000	305,460
Ser. 07-CB20, Class A4, 5.794s, 2051	276,000	254,963
Ser. 06-CB14, Class A4, 5.481s, 2044	68,000	64,632
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	45,208
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,717,974	83,170
Ser. 06-CB17, Class X, IO, 0.513s, 2043	2,420,119	73,668
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	4,784,722	81,865
Ser. 06-CB16, Class X1, IO, 0.073s, 2045	3,098,149	39,346
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	48,073,530	36,792
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 05-LDP1, Class X1, IO, 0.119s, 2046	1,341,246	10,392
Ser. 07-CB20, Class X1, IO, 0.058s, 2051	8,328,705	89,700
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	103,808

LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029		128,000	120,878
Ser. 07-C2, Class XW, IO, 0.536s, 2040		1,053,929	31,925
Ser. 07-C7, Class XW, IO, 0.374s, 2045		2,977,021	68,769
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.735s, 2037		1,511,631	24,869
Ser. 06-C7, Class XW, IO, 0.718s, 2038		1,746,333	63,087
Ser. 05-C2, Class XCL, IO, 0.168s, 2040		5,890,948	51,339
Ser. 06-C1, Class XCL, IO, 0.087s, 2041		12,343,720	110,087
Ser. 06-C7, Class XCL, IO, 0.082s, 2038		3,201,444	45,591
Ser. 07-C7, Class XCL, IO, 0.08s, 2045		1,257,586	12,073
Ser. 07-C2, Class XCL, IO, 0.077s, 2040		9,059,794	96,378
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 3.408s, 2017		66,000	58,740
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 26.153s, 2036		69,827	80,204
IFB Ser. 07-5, Class 4A3, 25.313s, 2037		139,439	152,200
IFB Ser. 07-4, Class 3A2, IO, 4.739s, 2037		232,074	20,444
IFB Ser. 06-5, Class 2A2, IO, 4.689s, 2036		486,271	42,334
IFB Ser. 07-4, Class 2A2, IO, 4.209s, 2037		915,109	82,396
IFB Ser. 06-9, Class 2A2, IO, 4.159s, 2037		666,541	59,400
IFB Ser. 06-6, Class 1A3, IO, 4.039s, 2036		1,062,267	79,875
IFB Ser. 07-5, Class 10A2, IO, 3.879s, 2037		449,191	31,022
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		372,341	348,065
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.613s, 2040 (Canada)		156,000	81,120
MASTR Adjustable Rate Mortgages Trust
FRB Ser. 04-13, Class 3A6, 3.788s, 2034		224,000	211,254
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		149,425	747
Ser. 05-2, Class 7AX, IO, 0.17s, 2035		403,226	706
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		244,041	183,030
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.107s, 2049		6,022,737	72,865
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.958s, 2022		270,899	234,328
Ser. 06-1, Class X1A, IO, 1.515s, 2022		4,719,985	28,025
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.854s, 2030		49,000	50,664
FRB Ser. 05-A9, Class 3A1, 5.277s, 2035		345,820	336,101
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050		118,000	114,364
FRB Ser. 07-C1, Class A4, 5.829s, 2050		127,000	119,639
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049		503,000	477,475
FRB Ser. 07-8, Class A2, 5.92s, 2049		205,000	200,525
Ser. 07-9, Class A4, 5.748s, 2049		1,000,000	926,600
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-3, Class XC, IO, 0.097s, 2046		4,059,248	53,988
Ser. 07-7, Class X, IO, 0.019s, 2050		16,851,561	48,594
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.506s, 2017		217,838	52,007
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	258,609
FRB Ser. 08-T29, Class A3, 6.28s, 2043		69,000	68,260
FRB Ser. 06-IQ11, Class A4, 5.772s, 2042		317,000	309,158
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		122,000	106,213
Ser. 05-HQ6, Class A4A, 4.989s, 2042		293,000	275,630
Ser. 04-HQ4, Class A7, 4.97s, 2040		151,000	143,522
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		360,000	198,000
Ser. 07-HQ13, Class X1, IO, 0.672s, 2044		4,972,130	139,269
Ser. 05-HQ5, Class X1, IO, 0.14s, 2042		2,029,120	12,662
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.905s, 2035		327,540	222,727
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.103s, 2030		78,000	79,982
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		34,081	38,522
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)		266,000	256,796
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)		323,000	310,791
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	66,548
Ser. 00-C2, Class J, 6.22s, 2033		76,000	69,113
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		473,513	345,665
IFB Ser. 07-A3, Class 2A2, IO, 4.229s, 2037		906,197	83,903
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.491s, 2038 (United Kingdom)	GBP	40,280	47,913
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.722s, 2036		$687,006	28,883
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		735,050	606,086
FRB Ser. 06-9, Class 1A1, 5.694s, 2036		135,593	104,142
Ser. 05-9, Class AX, IO, 1.532s, 2035		1,538,135	30,957
Ser. 04-19, Class 2A1X, IO, 1.271s, 2035		569,962	7,125
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.79s, 2037		1,673,352	108,185
Ser. 07-4, Class 1A4, IO, 1s, 2037		1,673,352	46,017
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.588s, 2045 (acquired

3/4/08, cost $33,260) (RES)		487,703	30,879
Ser. 07-RF1, Class 1A, IO, 3.307s, 2037		973,601	46,549
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	46,127	84,436
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	102,358	162,558
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	54,805	97,199
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051		$395,000	382,218
Ser. 07-C30, Class A3, 5.246s, 2043		4,090,000	4,013,159
Ser. 04-C15, Class A4, 4.803s, 2041		226,000	212,869
Ser. 07-C34, IO, 0.357s, 2046		2,292,626	49,246
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 5.758s, 2018		100,000	80,000
Ser. 07-C31, IO, 0.26s, 2047		8,204,979	126,111
Ser. 06-C27, Class XC, IO, 0.07s, 2045		3,536,941	35,369
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		87,000	51,346
Ser. 06-SL1, Class X, IO, 0.937s, 2043		434,324	15,948
Ser. 07-SL2, Class X, IO, 0.851s, 2049		1,340,798	44,756
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034		33,946	29,873
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 3.508s, 2034 (acquired 3/10/08,
cost $37,555) (RES)		562,555	35,216
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.317s, 2035		2,150,000	1,983,879

Total collateralized mortgage obligations (cost $67,788,757)			$68,743,059

CORPORATE BONDS AND NOTES (19.6%)(a)

		Principal amount	Value

Basic Materials (0.8%)
ArcelorMittal 144A notes 6 1/8s, 2018 (Luxembourg)		$85,000	$81,626
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		25,000	24,938
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		115,000	120,750
International Paper Co. bonds 7.95s, 2018		40,000	39,776
International Paper Co. bonds 7.4s, 2014		10,000	10,053
Monsanto Co. company guaranty sr. unsec. notes 5 7/8s,
2038		25,000	23,706
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018		20,000	19,543
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		60,000	63,000
Nucor Corp. notes 5.85s, 2018		50,000	50,257
Rhodia SA 144A company guaranty unsec. sr. notes
7.713s, 2013 (France)	EUR	645,000	905,058
			1,338,707

Capital Goods (0.5%)

Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$375,000	369,375
Eaton Corp. notes 5.6s, 2018		65,000	63,895
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		255,000	255,137
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038		110,000	108,326
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		45,000	45,081
			841,814

Communication Services (0.9%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009		100,000	101,733
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		31,000	36,103
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		385,000	410,209
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		85,000	82,971
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)		140,000	136,966
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		105,000	105,354
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		155,000	154,362
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)		150,000	157,879
Verizon Communications, Inc. sr. unsec. notes 5.55s,
2016		80,000	77,791
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	80,000	122,171
			1,385,539

Conglomerates (0.1%)

General Electric Co. sr. unsec. notes 5 1/4s, 2017		$100,000	96,881
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018		50,000	48,828
Parker Hannifin Corp. sr. unsec. unsub. notes 5 1/2s,
2018		80,000	79,958
			225,667

Consumer Cyclicals (1.8%)

D.R. Horton, Inc. sr. notes 7 7/8s, 2011		175,000	160,125
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009		40,000	41,057

DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011		155,000	155,357
Mohawk Industries, Inc. sr. unsec. notes 6 1/8s, 2016		575,000	534,062
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		168,000	162,120
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012		1,740,000	1,756,520
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012		65,000	64,479
			2,873,720

Consumer Staples (2.3%)

Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013		560,000	538,017
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	64,872
Comcast Corp. company guaranty 5.9s, 2016		155,000	151,458
Comcast Corp. unsec. bonds 6.4s, 2038		65,000	59,118
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010		70,000	73,976
Cox Communications, Inc. 144A notes 5 7/8s, 2016		30,000	28,845
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013		61,029	60,472
Echostar DBS Corp. sr. notes 5 3/4s, 2008		230,000	230,288
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		55,000	54,731
Reynolds American, Inc. company guaranty 7 1/4s, 2013		1,705,000	1,755,572
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)		80,000	80,200
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)		135,000	133,538
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		75,000	76,215
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)		160,000	144,864
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038		160,000	159,867
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018		45,000	45,448
			3,657,481

Energy (0.2%)

Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019		100,000	100,527
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017		55,000	54,973
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)		15,000	13,897
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)		30,000	29,432
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		55,000	51,457
			250,286

Financial (6.0%)

Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013		90,000	90,049
ANZ National International Ltd. 144A bank guaranty sr.
unsec. note 6.2s, 2013 (New Zealand)		240,000	240,062
Bank of America Corp. sr. unsec. notes 5.65s, 2018		380,000	355,116
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012		15,000	14,881
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 3.361s, 2027		160,000	115,404
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)		330,000	318,642
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		115,000	118,542
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		230,000	239,094
Berkshire Hathaway Finance Corp. 144A company guaranty
sr. notes 5.4s, 2018		105,000	103,242
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.476s, 2012 (Cayman Islands)		257,813	248,889
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 2.976s, 2009		60,000	56,295
Chubb Corp. (The) sr. notes 6 1/2s, 2038		40,000	37,934
Chubb Corp. (The) sr. notes 5 3/4s, 2018		15,000	14,428
CIT Group, Inc. sr. notes 5s, 2014		15,000	10,951
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		330,000	315,848
Citigroup, Inc. sub. notes 5s, 2014		110,000	99,770
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)		330,000	323,885
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		65,000	63,492
Fleet Capital Trust V bank guaranty FRN 3.764s, 2028		135,000	100,604
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038		600,000	538,819
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066	EUR	90,000	112,442
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018		$540,000	480,134
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013		60,000	57,977
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		30,000	26,749
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2068		135,000	129,646
Hartford Financial Services Group, Inc. (The) sr.
unsec. 5 1/2s, 2016		1,350,000	1,283,766
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		60,000	49,536
HSBC Bank USA NA sub. notes 7s, 2039		330,000	319,633
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United

Kingdom)		320,000	288,895
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		25,000	23,750
JPMorgan Chase & Co. notes 6.4s, 2038		170,000	156,693
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 5s, 2011		120,000	115,734
Lehman Brothers Holdings, Inc. sub. notes 7 1/2s, 2038		170,000	154,770
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017		180,000	155,179
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058		190,000	178,625
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	144,133
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014		75,000	71,077
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		215,000	195,061
Merrill Lynch & Co., Inc. notes 5.45s, 2013		80,000	74,660
Merrill Lynch & Co., Inc. notes Ser. MTN, 6.15s, 2013		125,000	119,208
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3s, 2011		35,000	31,228
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		300,000	322,829
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)		105,000	105,323
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	34,812
Pacific Life Global Funding 144A notes 5.15s, 2013		95,000	94,354
ProLogis Trust sec. notes 6 5/8s, 2018		45,000	41,480
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012		40,000	39,253
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017		20,000	19,066
Prudential Financial, Inc. sr. unsec. unsub. notes
5.15s, 2013		130,000	126,415
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018		80,000	74,382
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		90,000	82,907
Travelers Cos., Inc. (The) sr. unsec. notes 5.8s, 2018		60,000	57,493
Unitrin, Inc. sr. notes 6s, 2017		50,000	41,453
VTB Capital unsec. sub. notes FRN 6.315s, 2015
(Luxembourg)		160,000	157,600
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)		459,000	439,493
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		450,000	436,473
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		105,000	96,946
Wells Fargo & Co. FRN 7.7s, 2049		60,000	56,849
			9,801,971

Government (3.3%)

European Investment Bank supranational bank bonds sr.
unsec. 3 1/2s, 2014 (Luxembourg)	CHF	700,000	689,088
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	2,389,960
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	2,375,000	2,283,704
			5,362,752

Health Care (0.3%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$260,000	242,434
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018		175,000	174,982
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		80,000	76,534
			493,950

Technology (1.2%)

Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017		60,000	60,278
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012		60,000	60,004
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		105,000	102,540
Tyco Electronics Group SA sr. unsec. unsub. note
company quaranty 5.95s, 2014 (Luxembourg)		120,000	118,987
Xerox Corp. sr. unsec. notes 6.35s, 2018		90,000	87,061
Xerox Corp. sr. unsec. notes 5 1/2s, 2012		1,625,000	1,596,499
			2,025,369

Transportation (--%)

Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)		25,000	24,389
United AirLines, Inc. pass-through certificates
6.636s, 2022		47,573	38,812
			63,201

Utilities & Power (2.2%)

Abu Dhabi National Energy Co. 144A sr. notes 5.62s,
2012 (United Arab Emirates)		215,000	212,029
American Water Capital Corp. sr. unsec. bond 6.593s,
2037		35,000	31,984
American Water Capital Corp. sr. unsec. bond 6.085s,
2017		40,000	38,380
Arizona Public Services Co. notes 6 1/2s, 2012		25,000	25,257
Beaver Valley II Funding debs. 9s, 2017		95,000	102,148
Bruce Mansfield Unit pass-through certificates 6.85s,

2034		110,000	110,192
CMS Energy Corp. unsub. notes 6.55s, 2017		5,000	4,794
Commonwealth Edison Co. 1st mtge. sec. bond 5.8s, 2018		70,000	68,083
Consumers Energy Co. 1st mtge. sec. bond 5.65s, 2018		50,000	49,132
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017		55,000	54,489
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018		90,000	90,720
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)		255,000	250,498
Florida Power Corp. 1st mtge. sec. bond 5.65s, 2018		145,000	146,507
Fortum OYJ sr. unsecd. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	371,931
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		$20,000	20,050
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	122,951
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	39,166
Nevada Power Co. notes 6 1/2s, 2018		195,000	197,433
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		150,000	153,757
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038		190,000	194,434
Rockies Express Pipeline, LLC 144A sr. notes 6.85s,
2018		35,000	35,678
Southern California Edison Co. 1st mtge. Ser. 08-A,
5.95s, 2038		15,000	14,583
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018		75,000	72,454
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)		145,000	142,928
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019		45,000	45,736
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	505,000	758,222
West Penn Power Co. 1st mtge. 5.95s, 2017		$170,000	169,031
			3,522,567

Total corporate bonds and notes (cost $30,587,073)			$31,843,024

FOREIGN GOVERNMENT BONDS AND NOTES (15.9%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	$2,900,000	$2,830,434
Brazil (Federal Republic of) notes 10s, 2012	BRL	837	483,175
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	915,776
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	2,045,349
France (Government of) bonds 4s, 2013	EUR	63	97
Italy (Republic of) unsub. notes Ser. 11, Tranche 1,
3 1/8s, 2010	CHF	1,900,000	1,825,748
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	997,709
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	70,195,000	650,412
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	760,272,000	6,995,179
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	7,170,862
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	664,014
Turkey (Republic of) bonds 16s, 2012	TRY	250,000	205,478
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,149,705

Total foreign government bonds and notes (cost $21,957,483)			$25,933,938

ASSET-BACKED SECURITIES (7.3%)(a)

		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
2.611s, 2036		$56,000	$30,240
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 4.961s, 2035		37,000	1,667
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		19,000	24,098
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	79,950
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.711s, 2034		81,000	55,179
FRB Ser. 06-EC1, Class M9, 4.461s, 2035		100,000	2,000
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 4.711s, 2036		100,000	7,684
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		248,691	161,391
Ser. 00-A, Class A2, 7.575s, 2030		53,078	31,166
Ser. 99-B, Class A-5, 7.44s, 2020		152,601	88,508
Ser. 99-B, Class A4, 7.3s, 2016		151,302	92,344
Ser. 99-B, Class A3, 7.18s, 2015		241,564	146,226
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 4.961s, 2035		76,000	7,600
FRB Ser. 05-HE4, Class M12, 4.511s, 2035		64,684	3,234
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		285,565	22,845
Ser. 00-4, Class A6, 8.31s, 2032		708,549	556,211
Ser. 00-5, Class A7, 8.2s, 2032		192,000	140,160
Ser. 00-1, Class A5, 8.06s, 2031		128,880	101,815
Ser. 00-4, Class A5, 7.97s, 2032		44,051	31,345
Ser. 00-5, Class A6, 7.96s, 2032		100,389	75,793
Ser. 01-4, Class A4, 7.36s, 2033		246,460	232,509
Ser. 00-6, Class A5, 7.27s, 2031		31,946	27,154
Ser. 01-1, Class A5, 6.99s, 2032		366,803	340,281
FRB Ser. 02-1, Class M1A, 4.521s, 2033		418,000	362,329
Countrywide Asset Backed Certificates FRB Ser. 04-6,

Class 2A5, 2.851s, 2034		86,575	67,961
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034		11,663	933
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		179,000	146,510
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.611s, 2036		87,000	69,430
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
2.791s, 2036		124,000	84,618
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	232,902	434,948
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	664,628
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$197,860	186,671
Ser. 94-4, Class B2, 8.6s, 2019		84,213	51,396
Ser. 99-5, Class A5, 7.86s, 2030		1,127,041	946,715
Ser. 95-4, Class B1, 7.3s, 2025		84,541	78,196
Ser. 97-6, Class M1, 7.21s, 2029		14,000	10,272
Ser. 93-3, Class B, 6.85s, 2018		5,205	4,658
Ser. 99-3, Class A7, 6.74s, 2031		280,000	261,404
Ser. 99-3, Class A6, 6 1/2s, 2031		16,322	15,751
Ser. 99-1, Class A6, 6.37s, 2025		22,000	21,560
Ser. 99-1, Class A5, 6.11s, 2023		45,525	44,046
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		952,820	810,564
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		170,180	169,992
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 4.261s, 2030 (Cayman Islands)		56,488	37,847
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.258s, 2036 (Cayman Islands)		157,066	86,288
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.791s, 2036		63,000	38,115
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,146,599	884,435
IFB Ser. 07-3, Class 4B, IO, 4.229s, 2037		317,615	26,091
FRB Ser. 07-6, Class 2A1, 2.671s, 2037		601,242	433,857
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 5.212s,
2037 (Cayman Islands)		300,000	135,000
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 2.721s, 2036		59,000	29,855
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.597s, 2039 (United Kingdom)	GBP	200,000	366,267
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		$14,721	12,782
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		9,884	1,878
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 5.661s, 2034		16,317	5,303
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.621s, 2036		74,000	64,498
FRB Ser. 06-2, Class A2C, 2.611s, 2036		74,000	54,145
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		84,359	49,072
Ser. 99-D, Class A1, 7.84s, 2029		211,487	171,304
Ser. 00-A, Class A2, 7.765s, 2017		31,595	24,056
Ser. 00-D, Class A4, 7.4s, 2030		309,000	188,490
Ser. 02-B, Class A4, 7.09s, 2032		86,826	75,539
Ser. 01-D, Class A4, 6.93s, 2031		180,503	122,177
Ser. 98-A, Class M, 6.825s, 2028		12,000	8,760
Ser. 01-E, Class A4, 6.81s, 2031		11,310	8,920
Ser. 01-C, Class A2, 5.92s, 2017		102,043	39,511
Ser. 01-D, Class A3, 5.9s, 2022		61,672	44,404
Ser. 02-C, Class A1, 5.41s, 2032		274,989	217,241
Ser. 01-E, Class A2, 5.05s, 2019		259,879	176,718
Ser. 02-A, Class A2, 5.01s, 2020		137,391	111,080
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		59,740	48,885
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 9.216s, 2018 (Ireland)		50,000	44,000
FRB Ser. 05-A, Class E, 7.316s, 2012 (Ireland)		53,000	41,425
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.591s, 2036		114,000	74,670
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	204,000	401,478
FRB Ser. 3, Class 3C, 3.846s, 2042 (United Kingdom)		$120,000	119,405
FRB Ser. 4, Class 3C, 3.496s, 2042 (United Kingdom)		177,000	169,127
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.813s, 2011 (United Kingdom)		120,000	102,373
FRB Ser. 04-2A, Class C, 3.68s, 2011 (United Kingdom)		100,000	81,411
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.211s, 2035		79,000	790
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		30,709	3
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 2.671s, 2036		125,000	53,025
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.631s, 2036		59,000	45,384
FRB Ser. 06-3, Class A3, 2.621s, 2036		25,000	19,717
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 4.961s, 2035		42,000	1,260
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.721s, 2036		59,000	25,850
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.286s, 2015		401,123	373,045

TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	188,000	166,782

Total asset-backed securities (cost $14,006,770)		$11,874,245

SENIOR LOANS (0.9%)(a)(c)

	Principal amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 1/2s, 2013	$17,909	$15,372
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.449s, 2013	26,862	25,336
Momentive Performance Materials, Inc. bank term loan
FRN 4 3/4s, 2013	26,644	24,335
NewPage Holding Corp. bank term loan FRN 6.563s, 2014	26,865	26,518
		91,561

Capital Goods (0.1%)

Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	30,038	29,388
Allied Waste Industries, Inc. bank term loan FRN
4.228s, 2012	49,962	48,879
BE Aerospace, Inc. bank term loan FRN Ser. B, 5 3/4s,
2014	40,000	39,967
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014	1,446	1,344
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.801s, 2014	24,754	23,013
Polypore, Inc. bank term loan FRN Ser. B, 4.72s, 2014	26,864	25,118
Sequa Corp. bank term loan FRN 6.025s, 2014	48,653	45,936
Wesco Aircraft Hardware Corp. bank term loan FRN
5.06s, 2013	27,000	25,819
		239,464

Communication Services (0.1%)

Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013	26,863	26,232
Crown Castle International Corp. bank term loan FRN
4.301s, 2014	13,929	13,010
Intelsat Corp. bank term loan FRN Ser. B2, 5.288s, 2011	8,954	8,441
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.288s,
2013	8,956	8,443
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.288s,
2013	8,954	8,441
Level 3 Communications, Inc. bank term loan FRN
4.943s, 2014	27,000	24,368
MetroPCS Wireless, Inc. bank term loan FRN 4.989s, 2013	26,863	25,497
PAETEC Holding Corp. bank term loan FRN Ser. B1,
4.983s, 2013	26,330	25,178
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.49s, 2013	26,864	25,641
West Corp. bank term loan FRN 4.954s, 2013	26,932	24,125
		189,376

Consumer Cyclicals (0.3%)

Allison Transmission bank term loan FRN Ser. B,
5.322s, 2014	26,865	24,017
Aramark Corp. bank term loan FRN 2.025s, 2014	1,613	1,531
Aramark Corp. bank term loan FRN Ser. B, 4.676s, 2014	25,387	24,105
Dana Corp. bank term loan FRN 6 3/4s, 2015	26,865	24,800
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	20,265	19,974
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	27,000	24,773
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.8s, 2015	26,933	23,845
Lear Corp bank term loan FRN 5.132s, 2013	131,284	119,988
National Bedding Co. bank term loan FRN 4.602s, 2011	11,939	9,333
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	7,200	6,633
Navistar International Corp. bank term loan FRN
6.191s, 2012	19,800	18,241
Ticketmaster bank term loan FRN Ser. B, 6.04s, 2014 (U)	110,000	110,000
Yankee Candle Co., Inc. bank term loan FRN 4.804s, 2014	16,000	14,373
		421,613

Consumer Staples (0.2%)

Affinion Group, Inc. bank term loan FRN Ser. B, 5.17s,
2013	27,000	25,763
Cablevision Systems Corp. bank term loan FRN 4.206s,
2013	26,863	25,424
Charter Communications, Inc. bank term loan FRN 4.8s,
2014	26,865	23,596
Cinemark USA, Inc. bank term loan FRN 4.533s, 2013	26,968	25,350
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	75,000	74,813
Idearc, Inc. bank term loan FRN Ser. B, 4.787s, 2014	26,864	19,901
Pinnacle Foods Holding Corp. bank term loan FRN Ser.

B, 5.433s, 2014			26,864	24,469
Spectrum Brands, Inc. bank term loan FRN 2.321s, 2013			1,723	1,621
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.606s, 2013			25,145	22,316
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.124s, 2014			27,000	22,013
VNU Group BV bank term loan FRN Ser. B, 4.734s, 2013
(Netherlands)			26,863	24,949
				290,215

Financial (--%)

Lender Processing Services, Inc. bank term loan FRN
Ser. B, 4.963s, 2014			50,000	49,875

Health Care (--%)

Health Management Associates, Inc. bank term loan FRN
4.551s, 2014			25,657	23,669
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014			1,726	1,599
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.463s, 2014			18,707	17,335
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.463s, 2014			6,473	5,998
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014			4,502	4,198
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.726s, 2014			29,030	27,071
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.912s, 2014			2,781	2,594
				82,464

Technology (0.1%)

First Data Corp. bank term loan FRN Ser. B1, 5.243s,
2014			26,865	24,693
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.221s, 2013			17,909	16,096
SunGard Data Systems, Inc. bank term loan FRN 4.508s,
2014			26,864	25,275
Travelport bank term loan FRN Ser. B, 4.733s, 2013			10,786	9,020
Travelport bank term loan FRN Ser. DD, 4.733s, 2013			16,132	13,430
				88,514

Utilities & Power (--%)

Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.236s, 2014			26,865	25,243
NRG Energy, Inc. bank term loan FRN 4.451s, 2014			8,528	8,106
NRG Energy, Inc. bank term loan FRN 4.301s, 2014			17,410	16,548
				49,897

Total senior loans (cost $1,482,457)				$1,502,979

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)

	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03		$6,600,000	$261,558
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		9,000,000	218,250
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03		6,600,000	242,814
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		9,000,000	447,930

Total purchased options outstanding (cost $1,289,296)				$1,170,552

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Rating(RAT)		Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3		$240,000	$243,689
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		170,000	151,863

Total municipal bonds and notes (cost $410,000)				$395,552

SHORT-TERM INVESTMENTS (15.0%)(a)
			Principal
			amount/shares	Value

Egypt Treasury Bills for an effective yield of 10.56%,
January 27, 2009		EGP	925,000	$165,820
Egypt Treasury Bills for an effective yield of 10.02%,

December 2, 2008	EGP	525,000	95,416
Egypt Treasury Bills for an effective yield of 9.52%,
September 2, 2008	EGP	900,000	168,315
Putnam Prime Money Market Fund (e)		21,193,556	21,193,556
U.S. Treasury Bills with effective yields ranging from
1.339% to 1.995%, September 18, 2008 (SEG)		$2,832,000	2,826,144

Total short-term investments (cost $24,443,002)			$24,449,251

TOTAL INVESTMENTS

Total investments (cost $232,946,824) (b)			$237,176,752

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/08 (aggregate face value $87,796,707) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,481,916	$6,552,619	10/15/08	$(70,703)
British Pound	5,775,306	5,678,008	9/17/08	97,298
Canadian Dollar	578,259	585,920	10/15/08	(7,661)
Czech Koruna	204,395	196,319	9/17/08	8,076
Euro	38,884,470	38,949,208	9/17/08	(64,738)
Japanese Yen	21,901,092	22,459,851	8/20/08	(558,759)
Malaysian Ringgit	299,535	306,939	8/20/08	(7,404)
Mexican Peso	420,131	404,381	10/15/08	15,750
Norwegian Krone	7,794,306	7,782,301	9/17/08	12,005
Polish Zloty	1,210,635	1,134,309	9/17/08	76,326
Singapore Dollar	249,963	249,452	8/20/08	511
South Korean Won	1,527,937	1,483,755	8/20/08	44,182
Swedish Krona	26,290	26,393	9/17/08	(103)
Swiss Franc	1,551,718	1,564,808	9/17/08	(13,090)
Taiwan Dollar	424,153	422,444	8/20/08	1,709

Total				$(466,601)

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/08 (aggregate face value $25,761,738) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$4,597,833	$4,613,825	9/17/08	$15,992
Canadian Dollar	2,683,244	2,699,133	10/15/08	15,889
Danish Krone	1,399,723	1,384,636	9/17/08	(15,087)
Euro	3,569,457	3,603,553	9/17/08	34,096
Hungarian Forint	52,513	49,733	9/17/08	(2,780)
Japanese Yen	747,213	763,406	8/20/08	16,193
South African Rand	233,181	214,969	10/15/08	(18,212)
Swedish Krona	3,191,478	3,200,494	9/17/08	9,016
Swiss Franc	9,180,145	9,231,989	9/17/08	51,844

Total				$106,951

FUTURES CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	8	$5,300,731	Sep-08	$9,114
Canadian Government Bond 10 yr (Long)	8	928,316	Sep-08	5,849
Euro-Bobl 5 yr (Long)	142	23,762,025	Sep-08	84,986
Euro-Bund 10 yr (Long)	96	16,839,777	Sep-08	51,523
Euro-Buxl 30yr Bond (Long)	12	1,673,351	Sep-08	39,628
Euro-Dollar 90 day (Short)	3	719,400	Mar-10	2,992
Euro-Dollar 90 day (Short)	80	19,232,000	Dec-09	124,370
Euro-Dollar 90 day (Short)	43	10,371,600	Sep-09	52,858
Euro-Dollar 90 day (Short)	15	3,627,750	Jun-09	16,922
Euro-Schatz 2 yr (Short)	178	28,560,950	Sep-08	(162,357)
Japanese Government Bond 10 yr (Long)	28	35,408,177	Sep-08	518,160
Japanese Government Bond 10 yr Mini (Long)	11	1,391,137	Sep-08	20,743
Sterling Interest Rate 90 day (Long)	18	4,224,881	Sep-09	(10,224)
Sterling Interest Rate 90 day (Long)	18	4,224,212	Jun-09	(15,180)
U.K. Gilt 10 yr (Long)	26	5,533,871	Sep-08	49,409
U.S. Treasury Bond 20 yr (Long)	211	24,370,500	Sep-08	173,158
U.S. Treasury Note 10 yr (Long)	58	6,660,031	Sep-08	13,733
U.S. Treasury Note 5 yr (Short)	262	29,170,016	Sep-08	(177,931)
U.S. Treasury Note 2 yr (Short)	944	200,128,000	Sep-08	(1,243,609)

Total				$(445,856)

WRITTEN OPTIONS OUTSTANDING at 7/31/08 (premiums received $1,113,220) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$2,981,000	Dec-08/5.00	$94,051

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,954,500	May-12/5.51	221,531

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	2,981,000	Dec-08/5.00	44,268

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,954,500	May-12/5.51	168,620

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	2,296,000	Aug-08/5.35	120,907

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	5,739,000	Aug-08/5.385	317,883

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,977,000	May-12/5.515	111,285

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	791,000	May-12/5.52	44,597

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	2,296,000	Aug-08/5.35	758

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	5,739,000	Aug-08/5.385	1,492

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,977,000	May-12/5.515	84,042

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	791,000	May-12/5.52	33,483

Total		$1,242,917

TBA SALE COMMITMENTS OUTSTANDING at 7/31/08 (proceeds receivable $34,383,008) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, August 1, 2038	$2,000,000	8/13/08	$2,052,812
FNMA, 6s, August 1, 2038	3,000,000	8/13/08	3,012,891
FNMA, 5 1/2s, August 1, 2038	3,000,000	8/13/08	2,935,313
FNMA, 5s, August 1, 2038	28,000,000	8/13/08	26,578,129

Total			$34,579,145

Putnam Global Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,100,000		$--	3/30/09	3.075%	3 month USD-LIBOR-BBA	$(36,186)

	4,142,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(9,693)

	4,822,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(13,813)

	11,710,000	(E)	--	7/3/18	5.23625%	3 month USD-LIBOR-BBA	32,320

	5,900,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	3,573

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	6,031

	8,348,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	268,753

	3,200,000		--	9/1/15	4.53125%	3 month USD-LIBOR-BBA	(60,028)

	1,720,000		--	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(130,366)

	108,000		--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(6,084)

	2,580,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	641

	2,983,000		--	5/15/18	4.48%	3 month USD-LIBOR-BBA	32,931

Citibank, N.A.
JPY	222,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(47,585)

	$12,780,000		--	9/29/13	5.078%	3 month USD-LIBOR-BBA	(705,306)

	9,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(98,493)

MXN	12,100,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	(7,807)

MXN	3,630,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	(1,956)

	$160,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(11,288)

	2,000,000		--	9/17/09	3 month USD-LIBOR-BBA	4.765%	65,678

	3,210,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(77,644)

	8,981,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(308,352)

	7,778,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(175,764)

	1,770,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	67,566

Citibank, N.A., London
JPY	530,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	87,687

Credit Suisse First Boston International
	$932,200		--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(31,945)

Credit Suisse International
CHF	840,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(8,268)

CHF	3,730,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	26,417

CHF	3,730,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	23,154

CHF	840,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(9,474)

	$275,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(15,271)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	6,031

	284,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	17,163

	511,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	32,704

	161,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(8,560)

CHF	8,430,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	75,954

Deutsche Bank AG
EUR	7,830,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(107,428)

EUR	6,690,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	119,532

EUR	1,880,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(14,069)

EUR	7,900,000	(E)	--	7/3/18	6 month EUR-EURIBOR-Reuters	4.86%	7,267

	$1,000,000		--	7/11/13	3 month USD-LIBOR-BBA	4.168%	717

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	6,031

	1,147,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	73,407

	780,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	28,564

Goldman Sachs International
SEK	19,550,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(59,326)

SEK	4,680,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	18,511

	$1,294,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(21,642)

EUR	4,410,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(105,028)

GBP	3,680,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(56,808)

GBP	900,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	34,186

	$3,300,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	114,463

	15,167,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(385,721)

CHF	5,710,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	14,863

CHF	1,290,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(3,077)

CHF	1,820,000		--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	4,192

CHF	410,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	(286)

	$3,159,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	21,973

	3,198,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	24,844

	3,393,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(23,919)

	14,000,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(541,997)

	3,643,000		--	4/11/12	3.1825%	3 month USD-LIBOR-BBA	65,553

JPY	675,220,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	1,935

JPY	148,550,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	(3,429)

GBP	2,080,000		--	7/10/13	5.73%	6 month GBP-LIBOR-BBA	(34,112)

GBP	2,360,000		--	7/10/18	6 month GBP-LIBOR-BBA	5.43%	52,593

GBP	580,000		--	7/10/38	4.7075%	6 month GBP-LIBOR-BBA	(16,896)

JPY	139,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(36,759)

	$100,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(6,678)

	15,400,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	134,442

	90,000		--	11/9/17	3 month USD-LIBOR-BBA	5.071%	3,398

	480,000		--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(32,840)

	131,000		--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(9,888)

	1,047,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(47,683)

	511,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(24,522)

	870,000		--	9/14/09	3 month USD-LIBOR-BBA	4.717%	28,226

	6,479,200		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	212,838

	15,547,700		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	466,669

	4,333,800		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(232,625)

	20,000		--	11/9/17	3 month USD-LIBOR-BBA	5.08%	769

GBP	390,000	(E)	--	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(25,113)

GBP	390,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(20,226)

JPMorgan Chase Bank, N.A.
	$5,947,000		--	2/15/18	3 month USD-LIBOR-BBA	5.34%	427,091

	32,579,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(903,218)

	3,004,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	6,371

	809,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(10,122)

	1,379,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(32,798)

	6,839,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(223,124)

	18,147,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(175,773)

	26,000,000		--	12/23/15	5.036%	3 month USD-LIBOR-BBA	(971,388)

	109,000		--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(7,270)

	3,922,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(53,139)

	6,903,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(15,468)

	4,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(64,100)

	1,400,000		--	6/27/17	3 month USD-LIBOR-BBA	5.712%	116,430

	3,570,000		--	7/5/17	3 month USD-LIBOR-BBA	4.55%	(13,691)

	2,510,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(133,176)

	3,490,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(192,087)

	1,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	14,382

	700,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	8,291

	5,103,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	15,340

MXN	12,100,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	(4,898)

	$18,666,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	33,455

	122,000		--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(4,466)

	4,000,000		--	5/10/15	3 month USD-LIBOR-BBA	4.687%	80,101

	2,000,000		--	5/10/35	5.062%	3 month USD-LIBOR-BBA	(23,496)

	487,000		--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	13,930

	1,600,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	100,240

	621,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(40,434)

	2,155,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(112,948)

	4,462,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(354,682)

JPY	730,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(159,826)

	$15,547,700		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	469,526

	4,333,800		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(232,987)

	779,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(46,979)

	8,717,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(320,735)

	230,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	8,453

	16,861,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(138,698)

	6,600,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	131,743

	3,400,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	294,673

	555,000		--	1/24/18	4.135%	3 month USD-LIBOR-BBA	22,043

	740,000		--	1/24/18	4.175%	3 month USD-LIBOR-BBA	27,106

	740,000		--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	27,818

	13,815,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(427,017)

	4,246,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(62,902)

	200,000		--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(5,748)

	100,000		--	4/17/17	3 month USD-LIBOR-BBA	5.266%	6,208

Lehman Brothers Special Financing, Inc.
	3,036,000		(18,260)	2/26/18	3 month USD-LIBOR-BBA	4.65%	26,652

	2,496,000		(1,728)	3/14/18	3 month USD-LIBOR-BBA	4.35%	(29,117)

	6,168,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(181,466)

	17,300,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(161,253)

	17,300,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(146,936)

	6,839,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(246,602)

	9,965,000		--	3/20/13	3 month USD-LIBOR-BBA	3.155%	(320,563)

	25,300,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(734,461)

	8,600,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	474,047

GBP	2,940,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(65,027)

GBP	830,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	41,676

	$21,235,000		--	4/3/18	4.087%	3 month USD-LIBOR-BBA	718,576

EUR	7,860,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(152,324)

EUR	6,690,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	188,894

EUR	1,870,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(43,004)

	$2,477,000		--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(21,432)

	2,600,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	(1,754)

	2,000,000		--	6/30/13	3 month USD-LIBOR-BBA	4.362%	20,733

	11,710,000	(E)	--	7/2/18	5.19%	3 month USD-LIBOR-BBA	51,407

EUR	7,900,000	(E)	--	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	42,370

	$25,753,000		--	6/3/10	3 month USD-LIBOR-BBA	3.41%	54,355

	3,956,000		--	6/3/38	5.0975%	3 month USD-LIBOR-BBA	(60,524)

	3,263,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(63,727)

	16,579,000		--	6/12/17	3 month USD-LIBOR-BBA	5.717%	1,404,269

	9,619,000		--	6/14/17	3 month USD-LIBOR-BBA	5.8725%	923,359

	3,750,000		--	7/2/12	3 month USD-LIBOR-BBA	5.522%	216,521

	1,510,000		--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(86,732)

	2,840,222		--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(105,205)

	6,206,000		--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(230,083)

	128,000		--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(8,631)

GBP	1,842,000		--	7/8/13	5.7475%	6 month GBP-LIBOR-BBA	(32,591)

GBP	2,086,000		--	7/8/18	6 month GBP-LIBOR-BBA	5.46%	55,561

GBP	512,000		--	7/8/38	4.7475%	6 month GBP-LIBOR-BBA	(21,128)

	$3,331,000		--	7/17/18	3 month USD-LIBOR-BBA	4.715%	12,829

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	6,031

	3,100,000		--	8/4/13	3 month USD-LIBOR-BBA	4.158%	--

	176,629		--	8/29/17	3 month USD-LIBOR-BBA	5.32%	12,294

	287,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	5,764

	429,000		--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(28,808)

	157,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(14,145)

	554,000	--	10/23/08	3 month USD-LIBOR-BBA	5.26%	10,498

	223,000	--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	14,906

	554,000	--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(10,485)

	223,000	--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(14,864)

	8,271,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(224,247)

	9,405,000	--	8/31/09	3 month USD-LIBOR-BBA	4.89%	333,504

	1,987,000	--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(174,747)

	1,987,000	--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(150,500)

	9,405,000	--	9/4/09	3 month USD-LIBOR-BBA	4.836%	324,146

	10,202,000	--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	322,490

	1,287,000	--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(61,089)

	360,000	--	9/14/17	3 month USD-LIBOR-BBA	5.055%	17,064

	2,000,000	--	9/17/17	3 month USD-LIBOR-BBA	5.131%	105,823

	4,319,500	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	141,421

	15,547,700	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	490,918

	4,333,800	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(279,183)

	8,981,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(303,273)

JPY	257,000,000	--	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(36,343)

	$10,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	366

	13,140,000	--	11/13/09	4.275%	3 month USD-LIBOR-BBA	(232,129)

	14,166,000	--	11/13/17	5.045%	3 month USD-LIBOR-BBA	(504,085)

	20,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	750

	13,590,000	--	12/11/17	3 month USD-LIBOR-BBA	4.839%	241,742

JPY	1,000,000,000	--	10/21/15	1.61%	6 month JPY-LIBOR-BBA	(62,666)

	$10,750,000	--	2/14/13	3.563%	3 month USD-LIBOR-BBA	124,040

	17,300,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(170,517)

EUR	4,410,000	--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(89,937)

Merrill Lynch Capital Services, Inc.
	$2,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	12,062

	8,981,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(304,235)

	4,436,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,182)

	6,373,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	15,800

JPY	139,000,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(40,988)

	$2,000,000	--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(65,626)

Merrill Lynch Derivative Products AG
JPY	69,500,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(21,636)

Morgan Stanley Capital Services, Inc.
GBP	1,410,000	--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	54,073

GBP	5,810,000	--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(98,308)

	$216,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(14,016)

	26,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(1,578)

Total						$(3,472,554)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Global Income Trust

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$274,000	(1)(F)	11/1/08	Banc of America	The spread	$(9,691)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Goldman Sachs International
	275,000		9/15/11	678 bp (1 month	Ford Credit Auto	(205)
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	3,640,000	(F)	3/26/09	(2.27%)	Eurostat	26,678
					Eurozone HICP
					excluding tobacco

EUR	2,070,000	(F)	4/30/13	2.375%	French Consumer	(10,005)
					Price Index
					excluding tobacco

EUR	2,070,000		4/30/13	(2.41%)	Eurostat	32,628
					Eurozone HICP
					excluding tobacco

EUR	2,070,000	(F)	5/6/13	2.34%	French Consumer	(11,619)
					Price Index
					excluding tobacco

EUR	2,070,000		5/6/13	(2.385%)	Eurostat	35,986
					Eurozone HICP
					excluding tobacco

GBP	1,242,000		5/9/13	3.10%	GBP Non-revised	(45,822)
					Retail Price
					Index

	$2,350,000	(1)(F)	11/2/08	20 bp plus	The spread	(39,461)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
				10 year Index
				multiplied by
				the modified
				duration factor

GBP	281,000	(F)	1/7/38	3.485%	GBP Non-revised	(49,135)
					UK Retail Price
					Index excluding
					tobacco

GBP	370,000		1/7/18	(3.11%)	GBP Non-revised	40,091
					UK Retail Price
					Index excluding
					tobacco

GBP	370,000		1/24/18	(3.26%)	GBP Non-revised	31,075
					UK Retail Price
					Index excluding
					tobacco

GBP	281,000	(F)	1/24/38	3.6665%	GBP Non-revised	(25,342)
					UK Retail Price
					Index excluding
					tobacco

JPMorgan Chase Bank, N.A.
	$1,050,000	(1)(F)	8/2/08	Change in spread	The spread	(138,792)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
	2,532,000	(2)	8/1/08	(Beginning	The spread	(75,808)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	2,215,000	(2)	9/1/08	(Beginning	The spread	(66,317)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	274,000	(1)	11/1/08	Lehman Brothers	The spread	(10,283)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 40 bp

	1,820,000		7/2/10	(3.4075%)	USA Non Revised	(20,347)
Consumer Price
Index- Urban
(CPI-U)

GBP	310,000	(F)	7/10/38	659,824 GBP at	GBP Non-revised	(4,238)
				maturity	Retail Price
Index

GBP	828,000	(F)	7/10/18	390,004 GBP at	GBP Non-revised	23,794
				maturity	Retail Price
Index

	$4,026,000	(1)(F)	8/1/08	32.75 bp plus	The spread	(521,158)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	5,400,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(687,733)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	1,126,000	(1)	8/1/08	Lehman Brothers	The spread	(39,795)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

	1,126,000	(1)	8/1/08	Lehman Brothers	The spread	(39,229)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

	2,800,000	(1)	8/1/08	Lehman Brothers	The spread	(108,107)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
	39,265,800		8/13/08	(2.73%) 5.50%	FNMA 5.50% 30 YR	(329,337)
TBA

Morgan Stanley Capital Services, Inc.
	2,843,000	(1)	8/1/08	Beginning	The spread	(123,073)
				of period nominal	return of Lehman
				spread of Lehman	Brothers Aaa
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

Total						$(2,165,245)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

Putnam Global Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)
	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$242		$352,000		10/12/52	(134 bp)	$167,487

Financial Security
Assurance Inc.	--		25,000		12/20/12	95 bp	(4,901)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		115,000		9/20/13	269 bp	(2,283)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--		140,000		3/20/12	(95 bp)	(2,133)

Citibank, N.A.
Conagra Foods Inc., 7%,
10/1/28	--		77,000		9/20/10	(27 bp)	57

DJ ABX HE AAA Index	50,822		272,169		5/25/46	11 bp	13,818

DJ ABX NA HE AAA Index	31,272		290,499		7/25/45	18 bp	(1,268)

Hartford Financial
Services Group, 4 3/4%,
3/1/14	--		1,235,000		12/20/16	(75 bp)	23,080

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--		75,000		9/20/14	(105 bp)	(1,746)

Mohawk Industries,
Inc., 7.2%, 4/15/12	--		575,000		3/20/16	(140 bp)	34,112

Rexam PLC, 4 3/8%,
3/15/13	--		155,000		6/20/13	(145 bp)	2,852

Sara Lee Corp., 6 1/8%,
11/1/32	--		75,000		9/20/11	(43 bp)	118

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	48,000		3/20/13	(495 bp)	(1,096)

Credit Suisse International
DJ ABX HE AAA Index	85,824		$447,526	(F)	5/25/46	11 bp	25,552

DJ CMB NA CMBX AA Index	(25,483)		114,000	(F)	10/12/52	(25 bp)	(5,332)

DJ CMB NA CMBX AAA Index	29,294		176,000	(F)	12/13/49	8 bp	12,248

DJ CMB NA CMBX AAA Index	(680,516)		4,344,000		2/17/51	(35 bp)	(297,532)

Xerox Corp., 6 7/8%,
8/15/11	--		1,625,000		6/20/12	(86.5 bp)	18,952

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	12,661		210,000		2/17/51	35 bp	(5,529)

DJ ABX NA HE AAA Index	29,281		279,776		7/25/45	18 bp	(3,143)

DJ CDX NA IG Series 9
Index 30-100% tranche	--		2,060,000		12/20/12	(27.2 bp)	13,437

General Electric
Capital Corp., 6%,
6/15/12	--		275,000		9/20/13	109 bp	(1,870)

Genworth Financial
Inc., 5 3/4%, 6/15/14	--		515,000		6/20/18	(143 bp)	51,522

India Government Bond,
5.87%, 1/2/10	--		370,000	(F)	1/11/10	170 bp	491

iStar Financial, Inc.,
6%, 12/15/10	3,375		50,000		3/20/09	500 bp	1,004

Korea Monetary STAB
Bond, 5%, 2/14/09	--		480,000	(F)	2/23/09	105 bp	1,243

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		480,000	(F)	2/19/10	115 bp	2,334

Malaysian Government,
6.844%, 10/1/09	--		590,000		10/1/09	90 bp	4,460

Republic of China, zero
coupon, 12/5/08	--		800,000	(F)	12/12/08	115 bp	3,598

Republic of South
Korea, 5.45%, 1/23/10	--		695,000		2/1/10	101 bp	5,096

Reynolds American,
Inc., 7 5/8%, 6/1/16	--		1,705,000		6/20/13	(105 bp)	6,869

Goldman Sachs International
DJ ABX HE A Index	70,361		105,000		1/25/38	369 bp	(25,125)

DJ ABX HE AAA Index	24,677		105,000		1/25/38	76 bp	(33,847)

DJ CDX NA CMBX AAA Index	4,389		120,000		3/15/49	7 bp	(4,857)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		247,000		12/20/10	108.65 bp	(9,873)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,060,000		12/20/10	249 bp	(13,112)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		630,000		12/20/10	305 bp	4,440

DJ CDX NA IG Series 10
Index	(39,336)		5,330,000		6/20/13	155 bp	25,255

DJ CDX NA IG Series 10
Index	12,131		632,000		6/20/18	(150 bp)	(22)

DJ CDX NA IG Series 10
Index	(216,552)		11,010,000		6/20/13	155 bp	(83,129)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		6,180,000		6/20/13	(44.25 bp)	(4,414)

DJ CMB NA CMBX AAA Index	(143,720)		1,729,000		2/17/51	(35 bp)	6,452

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		115,000		9/20/17	(67.8 bp)	14,598

Merrill Lynch & Co.,
5%, 1/15/15	--		115,000		9/20/17	(59.8 bp)	13,388

Rhodia SA, Euribor+275,
10/15/13	--	EUR	645,000		9/20/13	(387 bp)	18,364

JPMorgan Chase Bank, N.A.
DJ ABX HE AAA Index	56,224		$293,175	(F)	5/25/46	11 bp	16,739

DJ CDX NA HY Series 9
Index 25-35% tranche	--	253,000		12/20/10	105.5 bp	(10,304)

DJ CDX NA IG Series 10
Index	(10,131)	1,695,000		6/20/13	155 bp	10,410

DJ CDX NA IG Series 10
Index	(3,750)	680,000		6/20/13	155 bp	4,490

DJ CDX NA IG Series 9
Index, 30-100% tranche	--	200,000	(F)	12/20/12	(13.55 bp)	2,506

iStar Financial, Inc.,
6%, 12/15/10	3,500	50,000		3/20/09	500 bp	497

Lexmark International,
Inc., 5.9%, 6/1/13	--	105,000		6/20/13	(113 bp)	(257)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	896,989	10,439,000		2/17/51	35 bp	--

Lehman Brothers Special Financing, Inc.
Cadbury Scheppes US
Finance, 5 1/8%, 10/1/13	--	560,000		10/20/13	(70 bp)	278

DJ ABX HE A Index	70,361	105,000		1/25/38	369 bp	(24,763)

DJ ABX HE A Index	72,975	105,000		1/25/38	369 bp	(22,149)

DJ ABX HE AAA Index	24,677	105,000		1/25/38	76 bp	(33,255)

DJ ABX HE AAA Index	29,400	105,000		1/25/38	76 bp	(28,571)

DJ ABX HE PEN AAA Index	9,189	128,778		5/25/46	11 bp	(7,638)

DJ ABX HE PEN AAA Index	9,419	129,691		5/25/46	11 bp	(7,530)

DJ CDX NA CMBX AA Index	(2,915)	92,000	(F)	3/15/49	(15 bp)	20,404

DJ CDX NA HY Series 8
Index 35-60% tranche	--	3,927,000		6/20/12	104 bp	(317,017)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,000,000		12/20/10	104.5 bp	(40,971)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,000,000		12/20/10	90 bp	(44,440)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,060,000		12/20/10	266 bp	(4,731)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,120,000		12/20/10	295 bp	19,165

DJ CDX NA IG Series 10
Index	46,041	2,460,000		6/20/18	(150 bp)	(1,265)

DJ CDX NA IG Series 10
Index	38,170	2,523,000		6/20/18	(150 bp)	(10,348)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	3,430,350		6/20/13	(42 bp)	3,551

DJ CDX NA IG Series 9
Index	(7,234)	1,462,000		12/20/12	(60 bp)	(50,393)

DJ CDX NA IG Series 9
Index	(88,910)	1,919,500		12/20/17	(80 bp)	(21,772)

DJ LCDX NA Series 9
Index, 30-100% tranche	--	500,000	(F)	12/20/12	96 bp	2,872

Domtar Corp., 7 1/8%,
8/15/15	--	25,000		12/20/11	(250 bp)	409

General Electric
Capital Corp., 6%,
6/15/12	--	550,000		9/20/13	115 bp	(1,681)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	115,000		9/20/17	(58 bp)	5,709

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	85,000		9/20/12	45.5 bp	(2,526)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	115,000		9/20/17	(60.5 bp)	12,469

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	115,000		9/20/12	48 bp	(8,334)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	250,000		6/20/12	(150 bp)	2,660

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	170,000		9/20/11	(426 bp)	4,447

Pulte Homes Inc.,
5.25%, 1/15/14	--	159,000		9/20/11	(482 bp)	(6,667)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	125,000		6/20/12	(114 bp)	3,322

Bundesrepublic of
Deutschland, 6%, 6/20/16	--	440,000		6/20/18	8 bp	(1,089)

DJ ABX NA CMBX AAA Index	80,147	1,126,000		3/15/49	7 bp	(4,717)

DJ CDX NA IG Series 10
Index	77,977	4,002,500		6/20/18	(150 bp)	1,009

DJ CDX NA IG Series 10
Index	151,208	7,750,000		6/20/18	(150 bp)	2,175

DJ CDX NA IG Series 10
Index 30-100% tranche	--	2,812,000		6/20/13	(52 bp)	(11,250)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	1,490,000		6/20/13	(38.6 bp)	2,955

DJ CMB NA CMBX AA Index	(32,398)	142,000	(F)	10/12/52	(25 bp)	(7,298)

DJ CMB NA CMBX AAA Index	345,540	2,880,500		12/13/49	8 bp	54,838

DJ CMB NA CMBX AAA Index	492,955	4,542,500		2/17/51	35 bp	99,305

Republic of Austria,
5 1/4%, 1/4/11	--	440,000		6/20/18	(17 bp)	(152)

UBS, AG
Starwood Hotels &
Resort, 7 7/8%, 5/1/12	--	1,740,000	(F)	6/20/12	(195 bp)	11,103

Total						$(418,190)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $162,836,521.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at July 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at July 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $233,365,081, resulting in gross unrealized appreciation and depreciation of $10,685,425 and $6,873,754, respectively, or net unrealized appreciation of $3,811,671.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2008 was $66,095 or less than 0.1% of net assets.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at July 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $564,496 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $94,710,827 and $76,042,486, respectively. On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(R) Real Estate Investment Trust.

(U) This security, in entirety, represents unfunded loan commitments. As of July 31, 2008, the fund had unfunded loan commitments of $110,000, which could be extended at the option of the borrower, pursuant to the following loan agreement with the following borrower:

Unfunded
Borrower	commitment

Ticketmaster	$110,000

At July 31, 2008, liquid assets totaling $43,193,035 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2008 (as a percentage of Portfolio Value):

United States	81.4%
Japan	3.6
Netherlands	3.3
United Kingdom	2.4
Austria	2.1
Canada	1.2
Germany	1.1
Denmark	0.9
Luxembourg	0.8
Italy	0.8
France	0.7
Other	1.7

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Lehman Brothers Holdings, Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period. The reported values of the fund's positions as of July 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after July 31, 2008.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. /Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008